Class A Ordinary Share Subject to Possible Redemption (Details)		3 Months Ended			12 Months Ended
	Feb. 09, 2021 USD ($)	Sep. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 $ / shares shares
Class A Ordinary Share Subject to Possible Redemption
Gross proceeds					$ 414,000,000
Fair value of Public Warrants at issuance					(14,076,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	$ 22,800,000				(22,759,327)
Accretion of carrying value to redemption value		$ 1,872,086	$ 545,708	$ 36,835,328	36,835,327
Class A ordinary shares subject to possible redemption		416,417,794	414,545,708		$ 414,000,000
Increase in redemption value of Class A ordinary shares subject to redemption		$ 1,872,086	$ 545,708
Class A ordinary shares
Class A Ordinary Share Subject to Possible Redemption
Common shares, shares authorized (in shares) | shares		500,000,000			500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Common shares, votes per share		1			1
Class A ordinary shares subject to possible redemption
Class A Ordinary Share Subject to Possible Redemption
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Temporary equity, shares outstanding | shares		41,400,000			41,400,000	0